Restructuring, Severance and Other Costs	12 Months Ended
Dec. 31, 2012
Restructuring, Severance and Other Costs [Abstract]
Restructuring, Severance and Other Costs
Restructuring and Other Costs
As a result of a strategic business realignment announced in March 2012, the Company is currently focusing on its Property & Casualty, Group Benefits and Mutual Fund businesses. In addition, the Company implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Company intends to substantially complete the related restructuring activities over the next 12-18 months. For further discussion of the Company's strategic business realignment and related business disposition transactions, see Note 1 and Note 2 of Notes to Consolidated Financial Statements.
Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2012. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2012, and asset impairment charges, if any, will be expensed as appropriate.
Restructuring and other costs are expected to approximate $275, pre-tax. As the Company executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.
Estimated restructuring and other costs as of December 31, 2012 are as follows:

Property & Casualty Commercial	$7
Consumer Markets	3
Group Benefits	1
Mutual Funds	4
Talcott Resolution	72
Corporate	188
Total estimated restructuring and other costs	$275

Restructuring and other costs, pre-tax incurred in connection with these activities are as follows:

	For the years ended December 31,
	2012	2011
Severance benefits	$148	$17
Professional fees	44	—
Asset impairment charges	5	—
Other contract termination charges	2	8
Total restructuring and other costs	$199	$25

Restructuring and other costs costs, included in insurance operating costs and other expenses in the Consolidated Statements of Operations for each reporting segment, as well as the Corporate category are as follows:

	For the years ended December 31,
	2012	2011
Property & Casualty Commercial	$5	$—
Consumer Markets	1	—
Group Benefits	1	—
Mutual Funds	3	—
Talcott Resolution	68	—
Corporate	121	25
Total restructuring and other costs	$199	$25

The Company incurred restructuring and other costs of $26, consisting primarily of severance benefits, and completed the associated restructuring activities in the year ended December 31, 2010. Restructuring and other costs for 2010 are included in the Corporate reporting category.
Changes in the accrued restructuring and other costs liability balance included in other liabilities in the Consolidated Balance Sheets are as follows:

	For the year ended December 31, 2012
	Severance Benefits and Related Costs	Professional Fees	Asset impairment charges	Other Contract Termination Charges	Total Restructuring and Other Costs
Balance, beginning of period	$12	$—	$—	$5	$17
Accruals/provisions	148	44	5	2	199
Payments/write-offs	(90)	(44)	(5)	(7)	(146)
Balance, end of period	$70	$—	$—	$—	$70